Fair Value Disclosures (Details) - EBP 005 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value:	$ 888,956,383	$ 818,674,082
Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value:	412,011,701	383,199,101
Collective investment trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value:	469,954,179	429,304,449
TXNM Energy, Inc. Common Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value:	6,990,503	6,170,532
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value:	419,002,204	389,369,633
Level 1 | Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value:	412,011,701	383,199,101
Level 1 | Collective investment trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value:	0	0
Level 1 | TXNM Energy, Inc. Common Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value:	6,990,503	6,170,532
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value:	276,644,405	241,920,269
Level 2 | Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value:	0	0
Level 2 | Collective investment trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value:	276,644,405	241,920,269
Level 2 | TXNM Energy, Inc. Common Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value:	0	0
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value:	695,646,609	631,289,902
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value:	412,011,701	383,199,101
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Collective investment trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value:	276,644,405	241,920,269
Fair Value, Inputs, Level 1, Level 2, and Level 3 | TXNM Energy, Inc. Common Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value:	6,990,503	6,170,532
Fair Value Measured at Net Asset Value Per Share
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value:	$ 193,309,774	$ 187,384,180